Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

Note 8 - Related Party Transactions

During the years ended December 31, 2011, the Company paid corporate and administrative service charges of $10,736 (2010: $9,398; 2009: $11,563) to a law firm of which a director of the Company is the owner.

During the years ended December 31, 2011, the Company paid/accrued director fees of $15,000 (2010: $15,000; 2009: $15,000) to a director.

During the years ended December 31, 2011, the Company accrued management fees of $430,000 (2010: $nil; 2009: $215,000) to two directors.

See also Note 7(a).